PROPERTY, PLANT, AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT, AND EQUIPMENT
PROPERTY, PLANT, AND EQUIPMENT

7. PROPERTY, PLANT, AND EQUIPMENT

					Buildings,
			Machinery		leasehold
	Furniture and	Office	and	Auto and	improvements,
	fixtures	equipment	equipment	trucks	and land	Total
Cost
As of January 1, 2019	$–	$–	$–	$–	$–	$–
Acquired through combinations and acquisitions [Notes 1 & 4]	722,346	255,127	1,472,366	64,137	18,991,013	21,504,989
Additions	201,045	57,359	398,829	66,161	15,887,626	16,611,020
As of December 31, 2019	$923,391	$312,486	$1,871,195	$130,298	$34,878,639	$38,116,009
Acquired through combinations and acquisitions [Notes 1 & 4]	66,915	49,519	4,544,221	–	16,999,554	21,660,209
Additions	85,610	147,350	317,723	59,253	12,476,063	13,085,999
Disposals	–	–	–	–	(112,558)	(112,558)
As of December 31, 2020	$1,075,916	$509,355	$6,733,139	$189,551	$64,241,698	$72,749,659

Accumulated Depreciation
As of January 1, 2019	$–	$–	$–	$–	$–	$963,148
Depreciation	94,140	41,736	118,375	13,978	694,919	963,148
As of December 31, 2019	$94,140	$41,736	$118,375	$13,978	$694,919	$963,148
Depreciation	182,310	101,086	242,299	40,126	2,229,168	2,794,989
Disposals	–	–	–	–	(112,558)	(112,558)
As of December 31, 2020	$276,450	$142,822	$360,674	$54,104	$2,811,529	$3,645,579

Net book value
As of January 1, 2019	$–	$–	$–	$–	$–	$–
As of December 31, 2019	$829,251	$270,750	$1,752,820	$116,320	$34,183,720	$37,152,861
As of December 31, 2020	$799,466	$366,533	$6,372,465	$135,447	$61,430,169	$69,104,080

As of December 31, 2020 and December 31, 2019, buildings, leasehold improvements, and land include assets under construction of $18,600,528 and $17,146,625, respectively. As of December 31, 2020 and 2019, the Corporation capitalized borrowing costs of $1,360,605 and $710,459, respectively.

Depreciation expense relating to PPE for the years ended December 31, 2020 and 2019:

	Year Ended
	December 31,	December 31,
	2020	2019
	$	$
Cost of goods sold	1,965,244	599,654
Expenses	829,745	363,494
Total depreciation relating to PPE	2,794,989	963,148